DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Consolidated Statements of Net (Loss)/Income

The results of discontinued operations of Nanjing Lucun for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years ended December 31,
	2025	2024	2023
Net revenues	$-	$23,871,417	$24,148,914
Cost of revenues	(21,465)	(23,443,331)	(22,672,758)
Gross profit	(21,465)	428,086	1,476,156
Operating expenses	(20,875)	(882,885)	(26,538,318)
Other income/(expenses).net	23,055	71,756	(70,220)
Loss before income tax	$(19,285)	$(383,043)	$(25,132,382)
Income tax benefit	3,089	94,501	6,277,197
Loss from discontinued operation, net of income tax	$(16,196)	$(288,542)	$(18,855,185)

Schedule of Consolidated Balance Sheet

Assets and liabilities of the discontinued operations of Nanjing Lucun as of December 31, 2024 were as follows:

December 31,
2024
ASSETS
Current assets：
Cash and cash equivalents	$469
Restricted cash	8,037
Advance to suppliers	2,795,162
Prepayment and other current assets	3,497,724
Total current assets	6,301,392

Non-current assets：
Property, plant and equipment, net	6,512
Operating lease right-of-use assets	55,334
Deferred tax assets	6,247,083
Total non-current assets	6,308,929
TOTAL ASSETS	$12,610,321

LIABILITIES
Current liabilities：
Accounts payable	$2,640
Accrued expenses and other payables	1,233,311
Advances from customers	4,537,799
Deferred government grant - current	38,792
Income tax payable	659,919
Total current liabilities	6,472,461

Non-current liabilities：
Deferred government grant - non current	16,543
Total non-current liabilities	16,543
Total liabilities	$6,489,004